Interest-Bearing Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
INTEREST-BEARING BORROWINGS
11.	INTEREST-BEARING BORROWINGS

(a)	Borrowings under agreements to repurchase

Financial assets sold under agreements to repurchase are effectively short-term collateralized borrowings. In these transactions, the Group receives cash in exchange for transferring financial assets as collateral and recognizes an obligation to reacquire the financial assets for cash at the transaction’s maturity. These types of transactions create risks, including (1) fair value of the financial assets transferred may decline below the amount of obligation to reacquire the financial assets, and therefore create an obligation to pledge additional amounts, or to replace collaterals pledged, and (2) the Group does not have sufficient liquidity to repurchase the financial assets at the transaction’s maturity.

	Note	Fixed interest rate per annum	Term	December 31,
				2019	2020
				RMB	RMB
Repurchase agreements

Funds obtained from
Private investment funds		15% to 16%	Less than 1 year	275,930,000	-
Financial institution	(i)	8% to 13.2%	Within 4 years	589,103,161	507,620,299

Interest payable
Financial institution	(i)			5,745,054	956,583
Total repurchase agreements				870,778,215	508,576,882

(i)	Funds obtained from financial institutions

On June 7, 2018, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB499,521,447 to a third-party transferee. The Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB499,999,800, upon a follow-on transfer on November 20, 2018 to Xiamen Asset Management Co., Ltd. (“Xiamen Asset”), an unrelated third party, with 9.2% to 9.5% per annum rate of return. The terms of loans remain the same after the transfer. However, in accordance with ASC 860, Transfers and Servicing, the loan principals are not derecognized upon transfer as the Group is required to repurchase: (a) the transferred loans which become overdue more than 90 days; (b) the loan principals which are not matured upon the end of the term of the transfer. As of December 31, 2020, the amount of funds obtained from Xiamen Asset and the interest payable are RMB77,474,002 and RMB603,354, respectively.

On June 15, 2018, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB499,991,939 to a third-party transferee, Weihai Blue Ocean Bank Co. Ltd. (“Blue Ocean”), an unrelated third party, with a 10% per annum rate of return. The terms of loans remain the same after the transfer. However, in accordance with ASC 860, Transfers and Servicing, the loan principals are not derecognized upon transfer as the Group is required to repurchase: (a) the transferred loans which become overdue more than 80 days; (b) the loan principals which are not matured upon the end of the term of the transfer. Moreover, when the agreement is in existence for more than 36 months, the Group will be required to repurchase all the remaining loan assets at a price which was agreed in contract. As of December 31, 2020, the amount of funds obtained from Blue Ocean and the interest payable are nil.

On July 11, 2018, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB200,000,000 to a third-party transferee, Haide Asset Management Co., Ltd. (“Haide Asset”), an unrelated third party, with a 10% per annum rate of return. The terms of loans remain the same after the transfer. However, in accordance with ASC 860, Transfers and Servicing, the loan principals are not derecognized upon transfer as the Group is required to repurchase: (a) the transferred loans which become overdue more than 90 days; (b) the loan principals which are not matured upon the end of the term of the transfer. As of December 31, 2020, the amount of funds obtained from Haide Asset and the interest payable are RMB3,413,812 and RMB52,684, respectively.

On December 17, 2018, the Group transferred loan principals, interest and financing service fee receivables with carrying amount of RMB299,609,168 to a third-party transferee, Suzhou Asset Management Co., Ltd. (“Suzhou Asset”), an unrelated third party, with a 11% per annum rate of return. The terms of loans remain the same after the transfer. However, in accordance with ASC 860, Transfers and Servicing, the loan principals are not derecognized upon transfer as the Group is required to repurchase: (a) the transferred loans which become overdue more than 90 days; (b) the loan principals which are not matured upon the end of the term of the transfer. As of December 31, 2020, the amount of funds obtained from Suzhou Asset and the interest payable are RMB17,068,259 and RMB169,747, respectively.

On January 28, 2019, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB13,793,897 to a third-party transferee, Guangdong Yueke Asset Management Co., Ltd. (“Yueke Asset”), an unrelated third party, with a 13.2% per annum rate of return. Upon a follow-on transfer to Yueke Asset on March 29, 2019, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB27,016,646 and a 13.2% per annum rate of return. The terms of loans remain the same after the transfer. However, in accordance with ASC 860, Transfers and Servicing, the loan principals are not derecognized upon transfer as the Group is required to repurchase: (a) the loan principals which are not matured upon the end of the term of the transfer; (b) the remaining loan principals after deducting, from the original loan principals, the actual transfer cost paid by Yueke Asset and Yueke Asset’s loan and interest receivables under the transfer agreement. As of December 31, 2020, the amount of funds obtained from Yueke Asset and the interest payable are RMB9,664,226 and RMB130,798, respectively.

On May 7, 2020, the Group transferred the right to earnings in Jinghua Structured Fund 5 with carrying amount of RMB500,000,000 to Shenzhen Ruifeng Baoying Asset Management Co., Ltd. (“Ruifeng Baoying”), an unrelated third party, with a 8% per annum rate of return. However, in accordance with ASC 860, Transfers and Servicing, the right to earnings is not derecognized upon transfer as the Group is required to repurchase the right to earnings one year after the date of transfer. As of December 31, 2020, the amount of funds obtained from Ruifeng Baoying and the interest payable are RMB400,000,000 and nil, respectively.

The below table provides the underlying collateral types of the gross obligations under repurchase agreements. For more information about pledged assets, refer to the Note 11(c).

	December 31,
	2019	2020
Underlying collateral types of gross obligations	RMB	RMB
Repurchase agreements:

Rights to earnings in the Group’s subordinated tranches of consolidated VIEs	275,930,000	400,000,000

Loans principal, interest and financing service fee receivables	594,848,215	108,576,882
Total repurchase agreements	870,778,215	508,576,882

The below table provides the contractual maturities of the gross obligations under repurchase agreements.

	Overnight	Up to 30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB

Repurchase agreements
As of December 31,2020	-	37,871,851	111,761,847	358,943,184	508,576,882
As of December 31,2019	-	684,791,408	115,136,807	70,850,000	870,778,215

(b)	Other borrowings

Other borrowings	Note	Fixed interest rate per annum	Term	December 31,
				2019	2020
Short-term:				RMB	RMB

Investors of consolidated VIEs	(i)	7% to 12.7%	Less than 1 year	4,505,914,751	3,491,862,448
Senior tranche of trust plan which invests in the Group’s loans portfolio	(ii)	10.24%	Within 1 year	37,547,527	9,343,996

Long-term:
Investors of consolidated VIEs	(i)	7.2% to 12.1%	Within 5 years	2,056,035,701	2,088,565,691

Interest payable to
Investors of consolidated VIEs	(i)			52,640,336	59,897,208
Total				6,652,138,315	5,649,669,343

(i)	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2020, the borrowings from VIEs have principal RMB5,580,428,139, bearing interests from 7% to 12.7% per year.

(ii)	As of December 31, 2020, the borrowings from senior tranche of trust plan which invested in the Group’s loans portfolio are the capitals from senior tranche holders of No.1 Wukuang Trust Yangguang Fanhua Plan with principal RMB9,343,996 million, bearing interests at 10.24% per year.

Aggregate annual maturities of long-term borrowing obligations (based on final maturity dates) are as follows:

	December 31,2020
	2021	2022	2023	2024	2025	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Investors of consolidated VIEs	-	1,081,671,701	463,887,721	34,745,191	508,261,078	-	2,088,565,691

(c)	Pledged assets

The Group pledges certain assets to secure borrowings under agreements to repurchase and other borrowings. The table provides the total carrying amounts of pledged assets by asset types.

	December 31,
	2019	2020
	RMB	RMB

Rights to earnings in the Group’s subordinated tranches of consolidated VIEs	1,369,872,606	312,080,250
Rights to earnings in loans principal, interest and financing service fee receivables	92,628,340	32,578,951
Loans principal, interest and financing service fee receivables	712,710,327	292,555,126
Total	2,175,211,273	637,214,327

Amounts presented above include carrying value of RMB2,082,582,932 and RMB604,635,376 in collateral for repurchase agreements as of December 31, 2019 and 2020, respectively.